Segment Reporting (Tables)	12 Months Ended
Mar. 31, 2024
Segment Reporting [Abstract]
Schedule of Segments	The following tables present summary information by segment for the years ended March 31, 2024, 2023 and 2022, respectively:
	For the Year Ended
	March 31, 2024	March 31, 2023	March 31, 2022
Revenue from Online Education Service
Revenue from B2B2C Service	$6,875,040	$10,358,996	$10,154,357
Revenue from B2C Service	137,412	149,877	1,014,815
Revenue from Technological Development and Operation Service	210,768	183,740	305,176
Total	$7,223,220	$10,692,613	$11,474,348

Schedule of Revenue from Business Operation	All the Company’s revenue was generated from its business operation in China.
	For the Year Ended March 31, 2024
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$7,012,452	$210,768	$7,223,220
Cost of revenue and related tax	4,148,694	83,559	4,232,253
Gross profit	$2,863,758	$127,209	$2,990,967
Depreciation and amortization	$169,574	$5,097	$174,671
Total capital expenditures	$95,020	$-	$95,020

	For the Year Ended March 31, 2023
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$10,508,873	$183,740	$10,692,613
Cost of revenue and related tax	4,904,801	100,909	5,005,710
Gross profit	$5,604,072	$82,831	$5,686,903
Depreciation and amortization	$173,214	$3,029	$176,243
Total capital expenditures	$37,237	$-	$37,237
	For the Year Ended March 31, 2022
	Online Education Service	Technological Development and Operation Service	Total
Revenue	$11,169,172	$305,176	$11,474,348
Cost of revenue and related tax	5,833,319	180,412	6,013,731
Gross profit	$5,335,853	$124,764	$5,460,617
Depreciation and amortization	$173,952	$5,255	$179,207
Total capital expenditures	$34,996	$-	$34,996

Schedule of Total Assets
	As of March 31, 2024	As of March 31, 2023
Total assets:
Online Education Service	$15,706,920	$17,091,176
Technological Development and Operation Service	449,503	447,016
Total Assets	$16,156,423	$17,538,192